Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Premises and Equipment
Land	$ 4,365	$ 4,373
Buildings and improvements	18,602	19,054
Furniture and equipment	21,600	20,607
Construction in process	103	532
Total premises and equipment	44,670	44,566
Less accumulated depreciation	(29,823)	(27,864)
Total net premises and equipment	$ 14,847	$ 16,702